Net Income (Loss) Per Share - Additional Information (Details)	12 Months Ended
Dec. 31, 2021 shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Remaining earnout shares excluded from computation of basic net income (loss) per share	3,200,000
Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
First tranche of earnout shares issued to CMG Sellers and IMC Parent	3,200,000